Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 6,363	$ 514
Restricted cash	2,881
Accounts receivable, net of allowances of $1,043 and $2,184 as of December 31, 2015 and 2016, respectively	25,459	21,864
Accounts receivable due from a related party	2,247	821
Amount due from a related party	950	66
Inventories, net	4,646	3,108
Prepaid expenses and other current assets	40,914	31,275
Assets held for sale	3,352	11,445
Total current assets	86,812	69,093
Property, plant and equipment, net	49,145	55,848
Construction in progress	69,792	36,389
Land use rights, net	1,966	2,129
Acquired intangible assets, net	3,785	8,157
Other non-current assets	19,126	57,380
Other assets held for sale	152,904	160,850
Assets	383,530	389,846
Current liabilities:
Accounts payable	6,120	9,433
Notes payable	5,761
Short-term loans	7,816	21,280
Accrued expenses and other current liabilities	22,597	30,346
Advance from customers	10,136	9,028
Deferred revenue	5,138	7,394
Income tax payable	896	1,065
Put option liability	2,460	2,250
Liabilities held for sale	27,644	14,656
Total current liabilities	88,568	95,452
Long-term loans	12,605	1,062
Total liabilities	101,173	96,514
Contingencies and commitments
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 shares issued and outstanding as of December 31, 2015 and 2016)	16	16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	16,159	35,578
Statutory reserves	22,258	22,258
Retained earnings	75,777	65,645
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	259,046	268,333
Noncontrolling interests	23,311	24,999
Total equity	282,357	293,332
TOTAL LIABILITIES AND EQUITY	$ 383,530	$ 389,846